Financial instruments - additional disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 24,377	$ 29,374
Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	11,112	13,271
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	1,215	1,158
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets	24	325
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Long-term financial investments, fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,191	833
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets	33	31
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial assets	1,158	802
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	1,323	1,310
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial assets	366	353
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Fund investments [member]
Disclosure of financial assets [line items]
Financial assets	270	286
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Contingent consideration receivables [member]
Disclosure of financial assets [line items]
Financial assets	399	396
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Associated companies at fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial assets	186	145
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	102	130
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	10,727	13,635
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Trade receivables and other current assets excluding pre-payments [member]
Disclosure of financial assets [line items]
Financial assets	10,337	11,024
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Accrued interest on debt securities and time deposits [member]
Disclosure of financial assets [line items]
Financial assets	0	12
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Time deposits with original maturity more than 90 days [member]
Disclosure of financial assets [line items]
Financial assets	61	2,087
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Long-term loans and receivables from customers and finance lease, advances, security deposits [member]
Disclosure of financial assets [line items]
Financial assets	$ 329	$ 512